Schedule H, Line 4(i) Schedule of Assets (Held at End of Year) (Detail) - EBP 006 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	06-1119960
EBP, Plan Number	006
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,014,008
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	10,440	[1]
EBP, Asset Held for Investment	4,024,448
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	798,105	[2]
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	431,574	[2]
Separately Managed Accounts [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 308,345	[2]
VANGUARD SMALL CAP INDEX INST PLUS [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD SMALL CAP INDEX INST PLUS [Member]	[2]
Investment, Identifier [Axis]: Commingled Funds And Pooled Separate Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,002,039	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Empower Annuity Insurance Company of America | CAPITAL GROUP EUROPACIFIC GROWTH FUND SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	CAPITAL GROUP EUROPACIFIC GROWTH FUND SA [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 127,187	[1],[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Empower Annuity Insurance Company of America | CORE PLUS BOND/PGIM FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	CORE PLUS BONDPGIM FUND [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 89,345	[1],[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Empower Annuity Insurance Company of America | EAGLE MID CAP GROWTH FUND (IS PLATFORM)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	EAGLE MID CAP GROWTH FUND IS PLATFORM [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 75,936	[1],[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Empower Annuity Insurance Company of America | SMALL CAP VALUE/VICTORY
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	SMALL CAP VALUEVICTORY [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,987	[1],[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Putnam | PUTNAM LARGE CAP VALUE TRUST IA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PUTNAM LARGE CAP VALUE TRUST IA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 137,066	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Reliance Trust Company | DRIEHAUS EMERGING MARKETS GROWTH CL C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DRIEHAUS EMERGING MARKETS GROWTH CL C [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,394	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | T. Rowe Price Funds | T ROWE PRICE MID-CAP VALUE EQUITY TRUST-D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T ROWE PRICE MIDCAP VALUE EQUITY TRUSTD [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,670	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Vanguard Funds | VANGUARD INST TOTAL INTL STK MKT IDX TST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD INST TOTAL INTL STK MKT IDX TST [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 230,130	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Vanguard Funds | VANGUARD INSTITUTIONAL 500 INDEX TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD INSTITUTIONAL 500 INDEX TRUST [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,025,452	[2]
Investment, Identifier [Axis]: Commingled funds and pooled separate accounts | Vanguard Funds | VANGUARD INSTL TOTAL BOND MRKT IDX TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD INSTL TOTAL BOND MRKT IDX TRUST [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 215,872	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2020
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2020 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,176	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2025 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 95,808	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2030 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 145,525	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2035 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 146,877	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2040 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 113,497	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2045 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 92,620	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2050 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 75,401	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2055 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,428	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2060 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,268	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2065 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,263	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS 2070 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,488	[2]
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Funds | VANGUARD TARGET RETIRE TRUST PLUS INCOME
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD TARGET RETIRE TRUST PLUS INCOME [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,754	[2]
Investment, Identifier [Axis]: Ericsson| Ericsson Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Ericsson Stock Fund [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,767	[2]
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price | T. ROWE PRICE QM US SMALL-CAP GR EQ I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T ROWE PRICE QM US SMALLCAP GR EQ I [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 34,919	[2]
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | VANGUARD MID-CAP INDEX-INST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VANGUARD MIDCAP INDEXINST PLUS [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 267,260	[2]
Investment, Identifier [Axis]: Mutual Funds | Vanguard Funds | VANGUARD SMALL-CAP INDEX-INST PLUS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 129,395	[2]
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Various Investments, Including Registered Investment Companies, Common Stocks, Money Market Funds and Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Various Investments Including Registered Investment Companies Common Stocks Money Market Funds and Cash [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1],[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 180,534	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | ADVANCED MICRO DEVICES INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ADVANCED MICRO DEVICES INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,357	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | ALPHABET INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ALPHABET INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,763	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | ALPHABET INC COMMON STOCK CL.C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ALPHABET INC COMMON STOCK CLC [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,727	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | AMAZON.COM INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AMAZONCOM INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,833	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | AMPHENOL CORP COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AMPHENOL CORP COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,395	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | APPLE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	APPLE INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,333	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | APPLOVIN CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	APPLOVIN CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,656	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | AXON ENTERPRISE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AXON ENTERPRISE INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,581	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | BOEING CO COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOEING CO COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,419	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | BOSTON SCIENTIFIC CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BOSTON SCIENTIFIC CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,266	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | BROADCOM INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BROADCOM INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,773	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | CADENCE DESIGN SYSTEMS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CADENCE DESIGN SYSTEMS INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,454	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | CONSTELLATION ENERGY CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CONSTELLATION ENERGY CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,537	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | COSTCO WHOLESALE CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	COSTCO WHOLESALE CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,282	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | CROWDSTRIKE HOLDINGS INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CROWDSTRIKE HOLDINGS INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,682	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | DATADOG INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DATADOG INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,417	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | DISNEY WALT CO THE COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DISNEY WALT CO THE COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,336	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | EDWARDS LIFESCIENCES CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	EDWARDS LIFESCIENCES CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,118	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | ELI LILLY & CO COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ELI LILLY AND CO COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,401	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | FEDERATED GOVERNMENT OBLIGATIONS IS #5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FEDERATED GOVERNMENT OBLIGATIONS IS 5 [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 664	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | GENERAL ELECTRIC CO COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	GENERAL ELECTRIC CO COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,744	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | HILTON WORLDWIDE HLDGS INC COMMON
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	HILTON WORLDWIDE HLDGS INC COMMON [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,692	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | INDITEX COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	INDITEX COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,861	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | INTUITIVE SURGICAL INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	INTUITIVE SURGICAL INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,887	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | KKR & CO INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	KKR AND CO INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 935	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | MASTERCARD INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MASTERCARD INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,056	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | MERCADOLIBRE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MERCADOLIBRE INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,541	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | MERCK & CO INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MERCK AND CO INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,549	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | META PLATFORMS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	META PLATFORMS INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,838	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | MICROSOFT CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MICROSOFT CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,857	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | NETFLIX INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NETFLIX INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,091	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | NVIDIA CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	NVIDIA CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 33,941	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | O REILLY AUTOMOTIVE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	O REILLY AUTOMOTIVE INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,624	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | ORACLE CORP COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ORACLE CORP COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,511	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | SERVICENOW INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SERVICENOW INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,147	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | SHOPIFY INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SHOPIFY INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,366	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | SNOWFLAKE INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SNOWFLAKE INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,129	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | SPOTIFY TECHNOLOGY SA COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SHOPIFY INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,013	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | TAIWAN SEMICONDUCTOR COMMON STOCK - ADR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TAIWAN SEMICONDUCTOR COMMON STOCK ADR [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,943	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | TESLA INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TESLA INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,887	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | TEXAS INSTRUMENTS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TEXAS INSTRUMENTS INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,432	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | TOAST INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	TOAST INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,130	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | UBER TECHNOLOGIES INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	UBER TECHNOLOGIES INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,567	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | VERTEX PHARMACEUTICALS INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VERTEX PHARMACEUTICALS INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,713	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | VISA INC COMMON STOCK CL.A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VISA INC COMMON STOCK CLA [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,636	[2]
Investment, Identifier [Axis]: Separately managed accounts | Jennison | WALMART INC COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	WALMART INC COMMON STOCK [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Separately Managed Accounts [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,261	[2]
Investment, Identifier [Axis]: Stable Value Fund | Putnam Fiduciary Trust | PUTNAM STABLE VALUE FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	PUTNAM STABLE VALUE FUND [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stable Value Fund [Member]	[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 263,644	[1],[2]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	[1]
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[1]
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%

[1]	Party In Interest
[2]	All investments were stated at fair value as of December 31, 2025 with the exception of the Stable Value Fund, which is stated at contract value.